Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue from Related Parties	$ 42,535	$ 35,268
Other Operating Income (Expense), Net Related party	$ 721	$ 1,794